Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of operating lease related assets and liabilities [Abstract]
Rights of use lease assets	$ 158,656	$ 65,137
Operating lease liabilities, current	130,949	62,160
Operating lease liabilities, noncurrent	12,764
Total operating lease liabilities	$ 143,713	$ 62,160